American Funds College Target Date Series®
American Funds® College 2039 Fund
Investment portfolio
July 31, 2023
unaudited
Fund investments Growth funds 46%	Shares	Value (000)
AMCAP Fund, Class R-6	1,599,886	$60,572
SMALLCAP World Fund, Inc., Class R-6	883,384	59,734
The Growth Fund of America, Class R-6	761,025	48,371
New Perspective Fund, Class R-6	756,673	43,229
EuroPacific Growth Fund, Class R-6	448,087	25,286
The New Economy Fund, Class R-6	455,113	24,389
American Funds Global Insight Fund, Class R-6	791,250	16,616
		278,197
Growth-and-income funds 38%
The Investment Company of America, Class R-6	1,196,405	58,815
Fundamental Investors, Class R-6	809,065	56,902
Capital World Growth and Income Fund, Class R-6	929,545	55,048
Washington Mutual Investors Fund, Class R-6	632,363	35,343
International Growth and Income Fund, Class R-6	515,077	18,326
		224,434
Balanced funds 9%
American Balanced Fund, Class R-6	888,204	27,685
American Funds Global Balanced Fund, Class R-6	784,729	27,685
		55,370
Fixed income funds 7%
American High-Income Trust, Class R-6	3,001,568	27,734
U.S. Government Securities Fund, Class R-6	1,022,244	12,298
		40,032
Total investment securities 100% (cost: $577,428,000)		598,033
Other assets less liabilities 0%		(108)
Net assets 100%		$597,925
American Funds College Target Date Series — Page 1 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
AMCAP Fund, Class R-6	$29,594	$21,539	$686	$140	$9,985	$60,572	$315	$—
SMALLCAP World Fund, Inc., Class R-6	27,985	24,260	—	—	7,489	59,734	106	—
The Growth Fund of America, Class R-6	21,216	19,790	—	—	7,365	48,371	167	862
New Perspective Fund, Class R-6	20,099	17,397	—	—	5,733	43,229	265	728
EuroPacific Growth Fund, Class R-6	13,675	8,885	1,042	169	3,599	25,286	316	—
The New Economy Fund, Class R-6	11,999	8,585	202	38	3,969	24,389	44	—
American Funds Global Insight Fund, Class R-6	5,858	9,005	—	—	1,753	16,616	98	—
						278,197
Growth-and-income funds 38%
The Investment Company of America, Class R-6	24,196	27,084	—	—	7,535	58,815	478	871
Fundamental Investors, Class R-6	31,374	20,654	2,614	362	7,126	56,902	627	1,003
Capital World Growth and Income Fund, Class R-6	27,547	20,821	1,037	183	7,534	55,048	764	—
Washington Mutual Investors Fund, Class R-6	11,104	22,216	—	—	2,023	35,343	282	701
International Growth and Income Fund, Class R-6	9,114	6,929	288	55	2,516	18,326	319	123
						224,434
Balanced funds 9%
American Balanced Fund, Class R-6	9,775	16,072	—	—	1,838	27,685	242	—
American Funds Global Balanced Fund, Class R-6	9,775	15,844	—	—	2,066	27,685	259	—
						55,370
Fixed income funds 7%
American High-Income Trust, Class R-6	—	27,421	—	—	313	27,734	148	—
U.S. Government Securities Fund, Class R-6	25,973	33,314	46,758	(1,490)	1,259	12,298	990	—
Capital World Bond Fund, Class R-6[2]	—	—	46	46	—	—	(46)	—
						40,032
Total 100%				$(497)	$72,103	$598,033	$5,374	$4,288

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 2 of 14

American Funds® College 2036 Fund
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 31%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,106,830	$133,910
AMCAP Fund, Class R-6	3,128,640	118,450
SMALLCAP World Fund, Inc., Class R-6	1,498,340	101,318
New Perspective Fund, Class R-6	1,677,877	95,857
American Funds Global Insight Fund, Class R-6	3,438,304	72,204
The New Economy Fund, Class R-6	1,083,147	58,046
EuroPacific Growth Fund, Class R-6	102,772	5,800
		585,585
Growth-and-income funds 36%
The Investment Company of America, Class R-6	3,469,107	170,541
Capital World Growth and Income Fund, Class R-6	2,831,948	167,708
Fundamental Investors, Class R-6	2,161,105	151,990
Washington Mutual Investors Fund, Class R-6	2,334,189	130,458
International Growth and Income Fund, Class R-6	1,563,454	55,628
		676,325
Balanced funds 10%
American Balanced Fund, Class R-6	3,532,738	110,115
American Funds Global Balanced Fund, Class R-6	2,140,585	75,520
		185,635
Fixed income funds 23%
The Bond Fund of America, Class R-6	15,212,465	171,901
American High-Income Trust, Class R-6	13,786,566	127,388
American Funds Multi-Sector Income Fund, Class R-6	13,250,601	120,448
U.S. Government Securities Fund, Class R-6	250,302	3,011
		422,748
Total investment securities 100% (cost: $1,867,523,000)		1,870,293
Other assets less liabilities 0%		(502)
Net assets 100%		$1,869,791
American Funds College Target Date Series — Page 3 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 31%
The Growth Fund of America, Class R-6	$85,609	$27,166	$140	$27	$21,248	$133,910	$617	$3,176
AMCAP Fund, Class R-6	101,930	4,551	12,497	2,024	22,442	118,450	716	—
SMALLCAP World Fund, Inc., Class R-6	94,894	323	10,828	582	16,347	101,318	323	—
New Perspective Fund, Class R-6	63,846	17,971	—	—	14,040	95,857	766	2,107
American Funds Global Insight Fund, Class R-6	49,107	12,868	—	—	10,229	72,204	757	—
The New Economy Fund, Class R-6	45,423	2,260	754	113	11,004	58,046	147	—
EuroPacific Growth Fund, Class R-6	20,566	418	19,198	(916)	4,930	5,800	417	—
						585,585
Growth-and-income funds 36%
The Investment Company of America, Class R-6	116,302	29,516	—	—	24,723	170,541	1,698	3,779
Capital World Growth and Income Fund, Class R-6	123,233	16,432	—	—	28,043	167,708	2,697	—
Fundamental Investors, Class R-6	116,452	14,230	642	108	21,842	151,990	1,923	3,037
Washington Mutual Investors Fund, Class R-6	74,929	47,159	—	—	8,370	130,458	1,515	3,552
International Growth and Income Fund, Class R-6	39,957	5,630	—	—	10,041	55,628	1,036	517
						676,325
Balanced funds 10%
American Balanced Fund, Class R-6	76,034	24,663	—	—	9,418	110,115	1,382	—
American Funds Global Balanced Fund, Class R-6	59,116	7,777	—	—	8,627	75,520	975	—
						185,635
Fixed income funds 23%
The Bond Fund of America, Class R-6	140,722	88,922	59,407	400	1,264	171,901	5,024	—
American High-Income Trust, Class R-6	—	125,910	—	—	1,478	127,388	694	—
American Funds Multi-Sector Income Fund, Class R-6	—	119,664	—	—	784	120,448	656	—
U.S. Government Securities Fund, Class R-6	171,054	52,010	222,015	(30,233)	32,195	3,011	4,438	—
Capital World Bond Fund, Class R-6[2]	—	—	307	307	—	—	(307)	—
						422,748
Total 100%				$(27,588)	$247,025	$1,870,293	$25,474	$16,168

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 4 of 14

American Funds College 2033 Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 8%	Shares	Value (000)
AMCAP Fund, Class R-6	1,635,947	$61,937
New Perspective Fund, Class R-6	1,040,722	59,456
American Funds Global Insight Fund, Class R-6	2,692,080	56,534
The Growth Fund of America, Class R-6	232,479	14,776
SMALLCAP World Fund, Inc., Class R-6	154,468	10,445
The New Economy Fund, Class R-6	118,917	6,373
		209,521
Growth-and-income funds 38%
American Mutual Fund, Class R-6	4,318,238	220,144
Capital World Growth and Income Fund, Class R-6	3,626,819	214,780
Washington Mutual Investors Fund, Class R-6	3,770,926	210,757
The Investment Company of America, Class R-6	3,892,907	191,375
Fundamental Investors, Class R-6	1,645,100	115,700
International Growth and Income Fund, Class R-6	1,549,315	55,125
		1,007,881
Equity-income funds 7%
Capital Income Builder, Class R-6	1,468,348	96,397
The Income Fund of America, Class R-6	3,114,339	72,440
		168,837
Balanced funds 10%
American Balanced Fund, Class R-6	5,797,952	180,722
American Funds Global Balanced Fund, Class R-6	2,269,470	80,067
		260,789
Fixed income funds 37%
The Bond Fund of America, Class R-6	33,744,552	381,313
American High-Income Trust, Class R-6	19,655,699	181,619
American Funds Multi-Sector Income Fund, Class R-6	19,979,599	181,614
American Funds Mortgage Fund, Class R-6	13,413,187	118,707
American Funds Strategic Bond Fund, Class R-6	12,804,915	118,702
		981,955
Total investment securities 100% (cost: $2,686,606,000)		2,628,983
Other assets less liabilities 0%		(660)
Net assets 100%		$2,628,323
American Funds College Target Date Series — Page 5 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
AMCAP Fund, Class R-6	$74,513	$440	$27,999	$659	$14,324	$61,937	$440	$—
New Perspective Fund, Class R-6	57,577	2,591	11,580	738	10,130	59,456	691	1,900
American Funds Global Insight Fund, Class R-6	59,045	911	14,047	(827)	11,452	56,534	911	—
The Growth Fund of America, Class R-6	48,536	2,019	40,744	2,069	2,896	14,776	328	1,691
SMALLCAP World Fund, Inc., Class R-6	40,764	139	35,364	(2,207)	7,113	10,445	139	—
The New Economy Fund, Class R-6	24,082	78	21,167	(7,057)	10,437	6,373	78	—
						209,521
Growth-and-income funds 38%
American Mutual Fund, Class R-6	106,297	104,541	—	—	9,306	220,144	2,385	3,019
Capital World Growth and Income Fund, Class R-6	179,665	8,109	11,507	1,540	36,973	214,780	3,726	—
Washington Mutual Investors Fund, Class R-6	131,340	65,763	—	—	13,654	210,757	2,465	5,637
The Investment Company of America, Class R-6	146,718	20,203	4,046	398	28,102	191,375	2,021	4,721
Fundamental Investors, Class R-6	119,883	6,099	29,175	(1,019)	19,912	115,700	1,825	2,891
International Growth and Income Fund, Class R-6	49,513	3,102	9,374	607	11,277	55,125	1,165	640
						1,007,881
Equity-income funds 7%
Capital Income Builder, Class R-6	53,523	37,211	—	—	5,663	96,397	1,984	—
The Income Fund of America, Class R-6	39,106	31,753	—	—	1,581	72,440	1,402	1,401
						168,837
Balanced funds 10%
American Balanced Fund, Class R-6	140,341	24,295	—	—	16,086	180,722	2,392	—
American Funds Global Balanced Fund, Class R-6	71,158	2,219	3,268	161	9,797	80,067	1,119	—
						260,789
Fixed income funds 37%
The Bond Fund of America, Class R-6	424,211	126,286	176,808	(5,131)	12,755	381,313	13,182	—
American High-Income Trust, Class R-6	—	179,485	—	—	2,134	181,619	999	—
American Funds Multi-Sector Income Fund, Class R-6	—	180,420	—	—	1,194	181,614	999	—
American Funds Mortgage Fund, Class R-6	64,292	55,035	—	—	(620)	118,707	2,755	—
American Funds Strategic Bond Fund, Class R-6[2]	64,209	57,237	48	—	(2,696)	118,702	3,804	—
U.S. Government Securities Fund, Class R-6[3]	229,684	24,449	257,270	(39,112)	42,249	—	5,445	—
Capital World Bond Fund, Class R-6[2]	—	—	259	259	—	—	(259)	—
						981,955
Total 100%				$(48,922)	$263,719	$2,628,983	$49,996	$21,900

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

[3]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
American Funds College Target Date Series — Page 6 of 14

American Funds College 2030 Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 1%	Shares	Value (000)
AMCAP Fund, Class R-6	144,048	$5,453
New Perspective Fund, Class R-6	94,153	5,379
American Funds Global Insight Fund, Class R-6	250,993	5,271
		16,103
Growth-and-income funds 25%
American Mutual Fund, Class R-6	6,725,177	342,849
Washington Mutual Investors Fund, Class R-6	4,426,176	247,379
Capital World Growth and Income Fund, Class R-6	2,537,304	150,259
The Investment Company of America, Class R-6	1,713,894	84,255
Fundamental Investors, Class R-6	154,127	10,840
International Growth and Income Fund, Class R-6	149,650	5,325
		840,907
Equity-income funds 14%
The Income Fund of America, Class R-6	12,596,160	292,987
Capital Income Builder, Class R-6	3,053,114	200,437
		493,424
Balanced funds 9%
American Balanced Fund, Class R-6	7,712,126	240,387
American Funds Global Balanced Fund, Class R-6	2,015,365	71,102
		311,489
Fixed income funds 51%
The Bond Fund of America, Class R-6	41,760,043	471,888
American Funds Mortgage Fund, Class R-6	36,269,457	320,985
American Funds Strategic Bond Fund, Class R-6	34,540,562	320,191
American High-Income Trust, Class R-6	25,585,047	236,406
American Funds Multi-Sector Income Fund, Class R-6	25,868,605	235,145
Intermediate Bond Fund of America, Class R-6	12,518,805	154,232
		1,738,847
Total investment securities 100% (cost: $3,585,736,000)		3,400,770
Other assets less liabilities 0%		(889)
Net assets 100%		$3,399,881
American Funds College Target Date Series — Page 7 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
AMCAP Fund, Class R-6	$22,608	$201	$21,107	$(5,011)	$8,762	$5,453	$88	$—
New Perspective Fund, Class R-6	22,436	1,042	21,240	(5,122)	8,263	5,379	269	741
American Funds Global Insight Fund, Class R-6	23,050	356	21,543	(1,419)	4,827	5,271	355	—
						16,103
Growth-and-income funds 25%
American Mutual Fund, Class R-6	261,435	68,265	511	70	13,590	342,849	5,021	7,426
Washington Mutual Investors Fund, Class R-6	145,176	98,394	11,769	1,748	13,830	247,379	2,568	5,780
Capital World Growth and Income Fund, Class R-6	164,917	6,831	54,224	637	32,098	150,259	3,143	—
The Investment Company of America, Class R-6	105,713	6,273	44,699	(2,713)	19,681	84,255	1,288	3,401
Fundamental Investors, Class R-6	45,989	1,763	42,220	(6,455)	11,763	10,840	583	933
International Growth and Income Fund, Class R-6	22,360	650	22,288	(987)	5,590	5,325	361	289
						840,907
Equity-income funds 14%
The Income Fund of America, Class R-6	200,625	86,502	—	—	5,860	292,987	6,657	7,186
Capital Income Builder, Class R-6	152,963	33,498	—	—	13,976	200,437	5,109	—
						493,424
Balanced funds 9%
American Balanced Fund, Class R-6	206,335	11,738	—	—	22,314	240,387	3,400	—
American Funds Global Balanced Fund, Class R-6	69,444	1,397	9,233	156	9,338	71,102	1,056	—
						311,489
Fixed income funds 51%
The Bond Fund of America, Class R-6	640,502	72,292	254,007	(22,969)	36,070	471,888	18,237	—
American Funds Mortgage Fund, Class R-6	229,583	90,991	—	—	411	320,985	8,327	—
American Funds Strategic Bond Fund, Class R-6[2]	227,119	99,699	169	—	(6,458)	320,191	12,110	—
American High-Income Trust, Class R-6	—	233,607	—	—	2,799	236,406	1,307	—
American Funds Multi-Sector Income Fund, Class R-6	—	233,601	—	—	1,544	235,145	1,303	—
Intermediate Bond Fund of America, Class R-6	277,317	129,387	253,236	(7,980)	8,744	154,232	8,458	—
U.S. Government Securities Fund, Class R-6[3]	110,305	1,619	114,269	(18,816)	21,161	—	1,860	—
						1,738,847
Total 100%				$(68,861)	$234,163	$3,400,770	$81,500	$25,756

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

[3]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
American Funds College Target Date Series — Page 8 of 14

American Funds College 2027 Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	5,890,322	$300,288
Washington Mutual Investors Fund, Class R-6	1,308,369	73,125
Capital World Growth and Income Fund, Class R-6	1,107,424	65,582
The Investment Company of America, Class R-6	97,649	4,800
		443,795
Equity-income funds 8%
The Income Fund of America, Class R-6	6,836,512	159,017
Capital Income Builder, Class R-6	1,051,822	69,052
		228,069
Balanced funds 7%
American Balanced Fund, Class R-6	6,749,028	210,367
American Funds Global Balanced Fund, Class R-6	128,891	4,548
		214,915
Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	35,970,461	443,156
American Funds Mortgage Fund, Class R-6	48,297,753	427,435
The Bond Fund of America, Class R-6	28,965,902	327,315
American Funds Strategic Bond Fund, Class R-6	31,304,213	290,190
Short-Term Bond Fund of America, Class R-6	28,710,341	269,877
American High-Income Trust, Class R-6	16,472,068	152,202
American Funds Multi-Sector Income Fund, Class R-6	16,654,627	151,391
		2,061,566
Total investment securities 100% (cost: $3,164,750,000)		2,948,345
Other assets less liabilities 0%		(796)
Net assets 100%		$2,947,549
American Funds College Target Date Series — Page 9 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$245,956	$57,903	$16,144	$3,042	$9,531	$300,288	$4,453	$6,718
Washington Mutual Investors Fund, Class R-6	41,274	38,533	11,483	(209)	5,010	73,125	568	1,275
Capital World Growth and Income Fund, Class R-6	73,477	3,178	25,533	2,940	11,520	65,582	1,385	—
The Investment Company of America, Class R-6	20,814	929	19,631	(1,715)	4,403	4,800	218	497
						443,795
Equity-income funds 8%
The Income Fund of America, Class R-6	174,047	12,098	31,158	524	3,506	159,017	4,836	5,747
Capital Income Builder, Class R-6	93,086	3,173	34,576	(1,944)	9,313	69,052	2,628	—
						228,069
Balanced funds 7%
American Balanced Fund, Class R-6	184,169	8,946	2,669	129	19,792	210,367	2,992	—
American Funds Global Balanced Fund, Class R-6	20,374	243	18,296	(2,858)	5,085	4,548	243	—
						214,915
Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	722,313	182,497	465,241	(19,211)	22,798	443,156	20,019	—
American Funds Mortgage Fund, Class R-6	330,732	95,113	—	—	1,590	427,435	11,455	—
The Bond Fund of America, Class R-6	449,902	15,651	147,884	(16,156)	25,802	327,315	12,305	—
American Funds Strategic Bond Fund, Class R-6[2]	250,062	45,980	191	—	(5,661)	290,190	12,830	—
Short-Term Bond Fund of America, Class R-6	—	270,164	—	—	(287)	269,877	918	—
American High-Income Trust, Class R-6	—	150,400	—	—	1,802	152,202	842	—
American Funds Multi-Sector Income Fund, Class R-6	—	150,397	—	—	994	151,391	839	—
						2,061,566
Total 100%				$(35,458)	$115,198	$2,948,345	$76,531	$14,237

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 10 of 14

American Funds College 2024 Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,215,442	$265,883
Capital World Growth and Income Fund, Class R-6	74,189	4,394
Washington Mutual Investors Fund, Class R-6	78,529	4,389
		274,666
Equity-income funds 1%
The Income Fund of America, Class R-6	478,722	11,135
Capital Income Builder, Class R-6	66,856	4,389
		15,524
Balanced funds 5%
American Balanced Fund, Class R-6	4,839,920	150,860
Fixed income funds 85%
Short-Term Bond Fund of America, Class R-6	132,114,125	1,241,873
Intermediate Bond Fund of America, Class R-6	60,045,078	739,755
American Funds Mortgage Fund, Class R-6	34,389,761	304,349
American Funds Strategic Bond Fund, Class R-6	16,959,741	157,217
The Bond Fund of America, Class R-6	2,162,229	24,433
American Funds Multi-Sector Income Fund, Class R-6	1,237,504	11,249
American High-Income Trust, Class R-6	1,217,076	11,246
		2,490,122
Total investment securities 100% (cost: $3,148,335,000)		2,931,172
Other assets less liabilities 0%		(815)
Net assets 100%		$2,930,357
American Funds College Target Date Series — Page 11 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$193,444	$117,251	$56,754	$9,096	$2,846	$265,883	$3,128	$4,946
Capital World Growth and Income Fund, Class R-6	21,969	247	20,934	2,059	1,053	4,394	247	—
Washington Mutual Investors Fund, Class R-6	—	4,468	284	8	197	4,389	—	—
						274,666
Equity-income funds 1%
The Income Fund of America, Class R-6	52,692	3,109	45,410	(626)	1,370	11,135	986	1,503
Capital Income Builder, Class R-6	22,150	443	19,710	(1,302)	2,808	4,389	428	—
						15,524
Balanced funds 5%
American Balanced Fund, Class R-6	166,138	4,673	36,474	(2,379)	18,902	150,860	2,475	—
Fixed income funds 85%
Short-Term Bond Fund of America, Class R-6	639,391	637,398	33,226	65	(1,755)	1,241,873	19,642	—
Intermediate Bond Fund of America, Class R-6	1,009,877	41,585	318,800	(18,471)	25,564	739,755	25,372	—
American Funds Mortgage Fund, Class R-6	334,516	10,332	44,488	(4,198)	8,187	304,349	9,911	—
American Funds Strategic Bond Fund, Class R-6[2]	275,482	26,829	140,571	(26,217)	21,694	157,217	13,838	—
The Bond Fund of America, Class R-6	162,967	2,842	146,286	(22,768)	27,678	24,433	2,825	—
American Funds Multi-Sector Income Fund, Class R-6	—	11,381	207	1	74	11,249	63	—
American High-Income Trust, Class R-6	—	11,382	272	3	133	11,246	63	—
						2,490,122
Total 100%				$(64,729)	$108,751	$2,931,172	$78,978	$6,449

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 12 of 14

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	3,193,847	$162,822
Balanced funds 5%
American Balanced Fund, Class R-6	2,902,048	90,457
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	86,607,607	814,111
Intermediate Bond Fund of America, Class R-6	38,179,832	470,376
American Funds Mortgage Fund, Class R-6	20,442,222	180,914
American Funds Strategic Bond Fund, Class R-6	9,758,019	90,457
		1,555,858
Total investment securities 100% (cost: $1,962,108,000)		1,809,137
Other assets less liabilities 0%		(537)
Net assets 100%		$1,808,600
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$106,871	$81,402	$32,455	$1,247	$5,757	$162,822	$1,766	$2,838
Balanced funds 5%
American Balanced Fund, Class R-6	106,804	1,948	28,317	(2,842)	12,864	90,457	1,525	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	743,966	204,107	134,290	(5,619)	5,947	814,111	16,532	—
Intermediate Bond Fund of America, Class R-6	744,156	16,842	297,452	(24,977)	31,807	470,376	16,842	—
American Funds Mortgage Fund, Class R-6	211,153	6,069	39,364	(4,298)	7,354	180,914	5,856	—
American Funds Strategic Bond Fund, Class R-6[2]	207,768	10,427	125,915	(29,706)	27,883	90,457	9,499	—
						1,555,858
Total 100%				$(66,195)	$91,612	$1,809,137	$52,020	$2,838

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-800-0923O-S96483
American Funds College Target Date Series — Page 14 of 14